Stock Option Plan - Outstanding Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Stock Options Outstanding
Balance at beginning of period (in shares)	22,609,796	20,401,985	18,518,472	13,764,812
Granted (in shares)	215,000	6,531,875	3,359,941	7,312,022
Exercised (in shares)	(634,183)	(1,961,705)	(909,259)	(1,217,877)
Cancelled/forfeited/expired (in shares)	(208,003)	(2,362,359)	(567,169)	(1,340,485)
Balance at end of period (in shares)	21,982,610	22,609,796	20,401,985	18,518,472	13,764,812
Stock Options Weighted Average Exercise Price
Balance at beginning of period (in dollars per share)	$ 3.40	$ 3.05	$ 2.61	$ 1.67
Granted (in dollars per share)	6.27	4.36	5.23	4.11
Exercised (in dollars per share)	3.13	2.14	1.90	1.60
Cancelled/forfeited/expired (in dollars per share)	4.52	4.11	3.50	2.06
Balance at end of period (in dollars per share)	$ 3.42	$ 3.40	$ 3.05	$ 2.61	$ 1.67
Stock Option Activity, Additional Disclosures
Options outstanding, Weighted average remaining contractual term	7 years 1 month 6 days	7 years 4 months 24 days	7 years 7 months 6 days	8 years 3 months 18 days	8 years 3 months 18 days
Options outstanding, Aggregate intrinsic value (in USD)	$ 189,240	$ 65,056	$ 34,723	$ 42,951	$ 9,498
Options exercisable, Number of options (in shares)	12,903,458	12,637,973
Options exercisable, Weighted average exercise price per share (in dollars per share)	$ 2.70	$ 2.63
Options exercisable, Weighted average remaining contractual term	6 years	6 years 2 months 12 days
Options exercisable, Aggregate intrinsic value (in USD)	$ 120,389	$ 46,004
CEO Time-Based Awards at $10 to $25
Number of Stock Options Outstanding
Balance at beginning of period (in shares)	3,000,000
Balance at end of period (in shares)	3,750,000	3,000,000
Milestone Options
Number of Stock Options Outstanding
Balance at beginning of period (in shares)	750,000
Balance at end of period (in shares)		750,000
CEO Equity Awards and Milestone Options
Stock Option Activity, Additional Disclosures
Options exercisable, Number of options (in shares)	750,000	562,500